Financial assets, liabilities and financial results (telecom activities) - TDIRA - General information (Details) € in Millions	Dec. 31, 2021 EUR (€) instrument	May 11, 2021 EUR (€)	Dec. 31, 2020 EUR (€) instrument	Dec. 31, 2019 EUR (€) instrument	Jan. 01, 2010	Feb. 24, 2003 EUR (€)
Disclosure of detailed information about borrowings [line items]
Initial nominal value		€ 500
Number of TDIRA outstanding | instrument	44,880
Perpetual bonds redeemable for shares [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	€ 633					€ 14,100
Number of TDIRA outstanding | instrument	44,880		44,880	57,981
Number of shares issued on conversion of one bond	607.027					300
Equity component before deferred taxes	€ 152		€ 152	€ 196
Perpetual bonds redeemable for shares [member] | 3-month Euribor
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate					2.50%